SUBSEQUENT EVENTS (Details) - USD ($)	1 Months Ended			2 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jul. 31, 2016	May 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Oct. 11, 2011	Oct. 09, 2011
Subsequent Event [Line Items]
Issuance of stock and warrants, shares			999,700
Issuance of stock and warrants, value			$ 99,970		$ 165,030
Options granted						275,000	135,000
Exercise price of warrants					$ 0.55	$ 3.50	$ 3.90	$ 4.10
Common stock, shares authorized					1,000,000,000	1,000,000,000	1,000,000,000		525,000,000	75,000,000
Employees [Member]
Subsequent Event [Line Items]
Options granted during period (shares)						137,500	112,500
Grant-date fair value of options granted						$ 233,000	$ 300,000
Expiration period of options granted						10 years	10 years
Expected volatility rate of options granted						76.26%	81.84%
Expected discount rate of options granted						2.19%	1.62%
Expected dividend yield of options granted						0.00%	0.00%
Expected life of options granted						5 years	5 years
Consultants [Member]
Subsequent Event [Line Items]
Options granted during period (shares)				312,500		140,000	22,500
Grant-date fair value of options granted				$ 220,000		$ 131,000	$ 88,000
Expected volatility rate of options granted							76.26%
Expected discount rate of options granted						2.17%	2.17%
Expected dividend yield of options granted						0.00%	0.00%
Expected life of options granted						5 years	5 years
Consultant One [Member]
Subsequent Event [Line Items]
Expiration period of options granted					10 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of stock and warrants, shares			2,650,000
Number of shares called by exercise of warrants	2,070,590		7,950,000	2,070,590
Exercise price of warrants			$ 0.17
Shares issued, price per share			$ 0.10
Proceeds from Issuance of Warrants	$ 352,000		$ 265,000
Exercise term of warrants issued			6 months
Subsequent Event [Member] | Employees [Member]
Subsequent Event [Line Items]
Options granted during period (shares)		1,525,703
Grant-date fair value of options granted		$ 365,330
Expiration period of options granted		10 years
Vesting period of options or warrants granted		24 months
Expected volatility rate of options granted		126.34%
Expected discount rate of options granted		1.60%
Expected dividend yield of options granted		0.00%
Expected life of options granted		5 years
Options granted, exercise price		$ 0.50
Subsequent Event [Member] | Consultants [Member]
Subsequent Event [Line Items]
Options granted during period (shares)		185,118
Grant-date fair value of options granted		$ 44,326
Expiration period of options granted		10 years
Vesting period of options or warrants granted		24 months
Expected volatility rate of options granted		126.34%
Expected discount rate of options granted		1.60%
Expected dividend yield of options granted		0.00%
Expected life of options granted		5 years
Options granted, exercise price		$ 0.50
Subsequent Event [Member] | Consultant One [Member]
Subsequent Event [Line Items]
Options granted	50,000
Grant-date fair value of options granted	$ 40,725
Vesting period of options or warrants granted	24 months
Expected volatility rate of options granted	126.34%
Expected discount rate of options granted	1.60%
Expected dividend yield of options granted	0.00%
Expected life of options granted	5 years
Options granted, exercise price	$ 0.96
Subsequent Event [Member] | Restricted Common Stock [Member] | CEO and Chairman of Board of Directors [Member]
Subsequent Event [Line Items]
Issuance of stock and warrants, shares		1,436,170
Issuance of stock and warrants, value		$ 718,015
Vesting period of options or warrants granted		20 months